Investment Objectives and Goals - Wisdom Short Duration Income ETF	Nov. 04, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: WISDOM SHORT DURATION INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to preserve capital and provide liquidity while generating an optimal level of risk managed income.